MATERIAL EVENTS DURING THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2024
Material Events During Reporting Period
MATERIAL EVENTS DURING THE REPORTING PERIOD

NOTE 3 - MATERIAL EVENTS DURING THE REPORTING PERIOD

A.	On January 26, 2024, the Company filed a shelf registration statement on Form F-3 with the U.S. Securities and Exchange Commission, declared effective on February 1, 2024, enabling the Company to periodically offer up to $50,000 of its ADSs through one or more offerings.

B.	During the first quarter of 2024, the Company sold all of its shares in Rail Vision Ltd, for aggregate proceeds of approximately $1,847, net of selling fees at an average share price of $6.07. Due to the sale of all its shares in Rail Vision Ltd, the Company recognized finance income of approximately $1,407 in the first quarter of 2024.

C.	On June 14, 2024, the Company entered into a sales agreement, pursuant to which the Company can sell from time to time, ADSs, in the aggregated amount of up to $1,130 (the “June 2024 Sales Agreement”). Sales under the June 2024 Sales Agreement are made by any method permitted by law that is deemed to be an “at the market” offering as defined in Rule 415 promulgated under the Securities Act of 1933, as amended. During July and August 2024, the Company issued and sold a total of 121,694 ADSs (3,650,820 Ordinary Shares) at an average price of $1.02 per ADS. After deducting closing costs and fees, the Company received net proceeds of approximately $120, net of issuance expenses.

D.	On January 10, 2024, the Company renewed its main office lease for an additional three years, commencing from April 1, 2024 to March 31, 2027, with the option to further extend the lease for another three years, until March 31, 2030.